THE COOK AND BYNUM FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
82.44%	COMMON STOCKS
16.70%	BREWERIES
	Ambev SA ADR(A)	483,092	$1,193,237
	Anheuser-Busch InBev SA/NV ADR	128,304	8,216,588
	Union de Cervecerias Peruanas Backus y Johnston SA(A)	600,000	3,748,773
			13,158,598
20.05%	CONGLOMERATES
	Berkshire Hathaway - Class B(A)	31,436	15,801,305
5.66%	CONSUMER STAPLES - MERCHANDISE RETAIL
	AG Anadolu Grubu Holding AS(A)	3,880,000	2,594,381
	BIM Birlesik Magazalar AS	149,000	1,862,413
			4,456,794
1.57%	HEALTH CARE SERVICES
	Euroeyes International Eye Clinic, Ltd.	3,166,000	1,236,671
0.56%	INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS
	Gesco SE	26,532	444,320
8.42%	RETAIL - CONVENIENCE STORES
	CP ALL plc	819,652	1,125,217
	Fomento Economico Mexicano SAB de CV ADR	54,513	5,509,629
			6,634,846
25.00%	SOFT DRINK BOTTLING AND DISTRIBUTION
	Arca Continental S.A.B. de C.V.	1,820,263	19,699,173
4.48%	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS
	Liberty Latin America Ltd. Class A(A)	81,841	604,805
	Liberty Latin America Ltd. Class C(A)	391,948	2,923,932
			3,528,737
82.44%	TOTAL COMMON STOCKS		64,960,444
	(Cost: $44,798,609)

THE COOK AND BYNUM FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
11.95%	PREFERRED STOCKS
11.95%	SOFT DRINK BOTTLING AND DISTRIBUTION
	Coca-Cola Embonor SA	5,301,259	$9,415,672
11.95%	TOTAL PREFERRED STOCKS		9,415,672
	(Cost: $10,125,461)
2.14%	SHORT TERM INVESTMENTS
2.14%	US TREASURY BILL
	US Treasury Bill 01/02/2026 0.020%(B)	1,685,000	1,684,819
	(Cost: $1,684,819)
2.14%	TOTAL SHORT TERM INVESTMENTS		1,684,819
	(Cost: $1,684,819)
96.53%	TOTAL INVESTMENTS		76,060,935
	(Cost: $56,608,889)
3.47%	Other assets, net of liabilities		2,735,923
100.00%	NET ASSETS		$78,796,858

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity as of December 31,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prces in active markets for identical securities.

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interet rates, prepayment speeds, credit, risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$64,960,444	$-	$-	$64,960,444
PREFERRED STOCKS		9,415,672	-	-	9,415,672
SHORT TERM INVESTMENTS		-	1,684,819	-	1,684,819
		$74,376,116	$1,684,819	$-	$76,060,935

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $56,608,889, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,489,140
Gross unrealized depreciation	(8,037,094)
Net unrealized appreciation	$19,452,046